Note F - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014	2013
United States	$35,391	$49,692	$40,374
Foreign countries	1,875	4,042	3,903
Total	$37,266	$53,734	$44,277
	2015	2014	2013
Current expense:
Federal	$11,465	$16,638	$12,159
Foreign	292	946	792)
State and local	963	1,376	981
	12,720	18,960	13,932

Deferred (benefit) expense:
Federal	(443)	(1,181)	108
Foreign	(112)	(114)	(38)
State and local	(8)	(72)	171
	(563)	(1,367)	241
Income tax expense	$12,157	$17,593	$14,173

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013
Income taxes at statutory rate	$13,043	$18,807	$15,497
State and local income taxes, net of federal tax benefit	680	674	587
Research and development tax credits	(380)	(371)	(740)
Domestic production activities deduction	(964)	(1,324)	(952)
Lower foreign taxes differential	(476)	(583)	(612)
Uncertain tax positions	26	53	94
Valuation allowance	(59)	174	162
Other	287	163	137
Income tax expense	$12,157	$17,593	$14,173

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014	2013
Deferred tax assets:
Inventories	1,664	$1,030	$1,688
Accrued liabilities	2,450	2,538	2,341
Postretirement health benefits obligation	7,547	7,602	6,545
Pension	3,443	1,649	—
Deferred revenue	-	1,267	—
Other	292	550	101
Total deferred tax assets	15,396	14,636	10,675
Valuation allowance	(277)	(336)	(162)
Net deferred tax assets	15,119	14,300	10,513
Deferred tax liabilities:
Depreciation and amortization	(18,059)	(17,711)	(16,858)
Pension	-	—	(1,634)
Total deferred tax liabilities	(18,059)	(17,711)	(18,492)
Net deferred tax liabilities	(2,940)	$(3,411)	$(7,979)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2015	201 4	2013
Balance at beginning of year	$576	$516	$421
Additions based on tax positions related to the current year	113	158	189
Reductions due to lapse of applicable statute of limitations	(101)	(98)	(46)
Settlements	(21)	—	(48)
Balance at end of year	$567	$576	$516